17. Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2018 BRL (R$)
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	R$ 2,103,612
2020	2,559,034
2021	1,062,770
2022	1,148,333
2023	939,623
2024	748,226
2025 to 2039	4,591,198
Total	13,152,796
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	1,365,112
2020	808,805
2021	705,053
2022	790,616
2023	583,457
2024	420,315
2025 to 2039	1,810,029
Total	6,483,387
Local currency | Debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	1,049,510
2020	589,190
2021	479,995
2022	559,184
2023	362,555
2024	204,832
2025 to 2039	150,294
Total	3,395,560
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	75,223
2020	78,072
2021	82,169
2022	86,589
2023	79,037
2024	77,369
2025 to 2039	863,356
Total	1,341,815
Local currency | BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	121,512
2020	103,260
2021	102,809
2022	102,809
2023	97,069
2024	91,581
2025 to 2039	450,353
Total	1,069,393
Local currency | Leasing
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	19,077
2020	36,903
2021	38,700
2022	40,654
2023	43,416
2024	45,153
2025 to 2039	344,763
Total	568,666
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	1,380
2020	1,380
2021	1,380
2022	1,380
2023	1,380
2024	1,380
2025 to 2039	1,263
Total	9,543
Local currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	98,410
2020	0
2021	0
2022	0
2023	0
2024	0
2025 to 2039	0
Total	98,410
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	738,500
2020	1,750,229
2021	357,717
2022	357,717
2023	356,166
2024	327,911
2025 to 2039	2,781,169
Total	6,669,409
Foreign currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	52,710
2020	0
2021	0
2022	0
2023	0
2024	0
2025 to 2039	0
Total	52,710
Foreign currency | BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	163,923
2020	163,923
2021	163,923
2022	163,923
2023	163,923
2024	163,923
2025 to 2039	1,388,905
Total	2,372,443
Foreign currency | BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	11,779
2020	23,557
2021	23,557
2022	23,557
2023	23,557
2024	23,557
2025 to 2039	223,861
Total	353,425
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	288,479
2020	0
2021	0
2022	0
2023	0
2024	0
2025 to 2039	0
Total	288,479
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	0
2020	1,354,532
2021	0
2022	0
2023	0
2024	0
2025 to 2039	0
Total	1,354,532
Foreign currency | JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	153,055
2020	140,431
2021	140,431
2022	140,431
2023	140,431
2024	140,431
2025 to 2039	1,168,403
Total	2,023,613
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2019	68,554
2020	67,786
2021	29,806
2022	29,806
2023	28,255
2024	0
2025 to 2039	0
Total	R$ 224,207